Equity	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Equity	EQUITY
a.Capital
As of December 31, 2024 and 2023 the Bank had 188,446,126,794 shares outstanding, all of which are subscribed for and paid in full, amounting to Ch$ 891,303 million. All shares have the same rights and have no preferences or restrictions.
The activity with respect to shares during 2024, 2024 and 2023 was as follows:

	SHARES
	As of December 31,
	2024	2023	2022
Issued as of January 1	188,446,126,794	188,446,126,794	188,446,126,794
Issuance of paid shares	-	-	-
Issuance of outstanding shares	-	-	-
Stock options exercised	-	-	-
Issued as of December 31,	188,446,126,794	188,446,126,794	188,446,126,794
As of December 31, 2024, 2023 and 2022 the Bank does not have any of its own shares in treasury, nor do any of the consolidated companies.
As of December 31, 2024, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46%
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72%
The Bank of New York Mellon		10,622,438,071	10,622,438,071	5.64%
Bancos por cuenta de terceros	16,842,708,565	-	16,842,708,565	8.94%
AFP por cuentas de terceros	20,794,099,878	-	20,794,099,878	11.03%
Corredoras de bolsa por cuenta de terceros	5,276,952,871	-	5,276,952,871	2.80%
Otros accionistas minoritarios	8,316,926,141	-	8,316,926,141	4.41%
Total	177,823,688,723	10,622,438,071	188,446,126,794	100.00%
(*)American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
As of December 31, 2023, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46%
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72%
The Bank New York Mellon	-	12,799,964,871	12,799,964,871	6.79%
Banks on behalf of third parties	19,416,795,808	-	19,416,795,808	10.30%
Pension funds (AFP) on behalf of third parties	18,392,349,767	-	18,392,349,767	9.76%
Stock brokers on behalf of third parties	5,029,151,233	-	5,029,151,233	2.67%
Other minority holders	6,214,863,847	-	6,214,863,847	3.30%
Total	175,646,161,923	12,799,964,871	188,446,126,794	100.00%
(*)American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
NOTE 21 - EQUITY, continued
As of December 31, 2022, the shareholder composition was as follows:

Corporate Name or Shareholder’s Name	Shares	ADRs (*)	Total	% of equity holding
Santander Chile Holding S.A.	66,822,519,695	-	66,822,519,695	35.46%
Teatinos Siglo XXI Inversiones S.A.	59,770,481,573	-	59,770,481,573	31.72%
The Bank New York Mellon	-	19,845,850,871	19,845,850,871	10.53%
Banks on behalf of third parties	16,841,385,216	-	16,841,385,216	8.94%
Pension funds (AFP) on behalf of third parties	13,742,809,166	-	13,742,809,166	7.29%
Stock brokers on behalf of third parties	6,122,497,451	-	6,122,497,451	3.25%
Other minority holders	5,300,582,822	-	5,300,582,822	2.81%
Total	168,600,275,923	19,845,850,871	188,446,126,794	100.00%
(*)American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.
b.Dividends
The distribution of dividends is detailed in the Consolidated Statements of Changes in Equity.
c.As of December 31, 2024, 2023 and 2022 the basic and diluted earnings per share were as follows:

	As of December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$

a) Basic earnings per share
Total attributable to the shareholders of the Bank	852,964	579,427	792,276
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Basic earnings per share (in Ch$)	4.526	3.075	4.204
Basic earnings per share from continuing operations (in Ch$)	4.526	3.075	4.204
Basic earnings per share from discontinued operations (in Ch$)	-	-	-

b) Diluted earnings per share
Total attributable to the shareholders of the Bank	852,964	579,427	792,276
Weighted average number of outstanding shares	188,446,126,794	188,446,126,794	188,446,126,794
Adjusted number of shares	188,446,126,794	188,446,126,794	188,446,126,794
Diluted earnings per share (in Ch$)	4.526	3.075	4.204
Diluted earnings per share from continuing operations (in Ch$)	4.526	3.075	4.204
Diluted earnings per share from discontinued operations (in Ch$)	-	-	-
As of December 31, 2023, 2022 and 2021 the Bank does not own instruments with dilutive effects.
NOTE 21 - EQUITY, continued
d.Other comprehensive income from available for sale investments and cash flow hedges:

	For the years ended December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Debt instruments at FVOCI
As of January 1,	(89,748)	(109,392)	(112,223)
Gain (losses) on the re-measurement of debt instruments at FVOCI, before tax	67,968	145,257	23,004
Recycling from other comprehensive income to income for the year	-	-	-
Net realized gains	(45,381)	(125,613)	(20,173)
Subtotals	22,587	19,644	2,831
Total	(67,161)	(89,748)	(109,392)

Cash flow hedges
As of January 1,	84,416	(118,838)	(373,581)
Gains (losses) on the re-measurement of cash flow hedges, before tax	(126,880)	243,366	298,029
Recycling adjustments on cash flow hedges, before tax	(35,337)	(40,112)	(43,286)
Amounts removed from equity and included in carrying amount of non-financial asset (liability) which acquisition or incurrence was hedged as a highly probable transaction	-	-	-
Subtotals	(162,217)	203,254	254,743
Total	(77,801)	84,416	(118,838)

Other comprehensive income, before taxes	(144,962)	(5,332)	(228,230)

Income tax related to other comprehensive income components
Income tax relating to debt instruments at FVOCI	18,133	24,231	29,536
Income tax relating to cash flow hedges	21,006	(22,792)	32,086
Total	39,139	1,439	61,622

Other comprehensive income, net of tax	(105,823)	(3,893)	(166,608)
Attributable to:
Shareholders of the Bank	(107,174)	(5,242)	(167,147)
Non-controlling interest	1,351	1,349	539
The Bank expects that the results included in “Other comprehensive income” will be reclassified to profit or loss when the specific conditions have been met.
e.Other equity instruments issued other than capital
As of December 31, 2024 and 2023 the balance of the perpetual bonds was as follow:

	As of December 31,
	2024	2023
	MCh$	MCh$
Perpetual bond	693,382	608,721
Totals	693,382	608,721
The perpetual bonds were issued on October 2021.
NOTE 21 - EQUITY, continued
Debts classified as current are either demand obligations or will mature in one year or less. All other debts are classified as non-current. The Bank’s debts, both current and non-current, are summarised below:

	As of December 31, 2024			As of December 31, 2023
	Current	Non-current	Total	Current	Non-current	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Perpetual bonds	-	693,382	693,382	-	608,721	608,721
Total	-	693,382	693,382	-	608,721	608,721
The detail of perpetual bonds is as follows:

	As of December 31,
	2024	2023
	MCh$	MCh$
US$ Bonds	693,382	608,721
Total	693,382	608,721
The terms of the perpetual bonds were as follows:

Series	Currency	Amount	Terms (years)	Interest Rate (Annual)	Issuance date	Principal Amount USD	Maturity date
AT1 Bond	USD	700,000,000	-	4.63	10-21-2021	700,000,000	-
Total USD		700,000,000				700,000,000
During 2024 and 2023, no partial bond repurchases have been made.
The movement of the balance of regulatory capital financial instruments issued as of December 31, 2024 and 2023, is as follows:

	2024	2023	2022
	MCh$	MCh$	MCh$
Balances as of January 01,	608,721	590,247	598,136
New issuances		-	-
Accrued inflation adjustment due to UF	115,480	-	(7,889)
Other movements (discounts, hedges)	(30,819)	18,474	-
Balances as of December 31,	693,382	608,721	590,247